Subsequent Events (Details) - USD ($)	2 Months Ended	12 Months Ended
	Feb. 28, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Subsequent Events
Contributions		$ 7,668,211	$ 26,168,269	$ 19,751,210
Redemptions		$ 54,729,999	$ 75,201,808	$ 71,202,429
Subsequent Event
Subsequent Events
Contributions	$ 2,025,000
Redemptions	$ 4,956,000